Retirement Benefits - Summary of Defined Benefit Plan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 8,719
Current service cost	1,431	$ 1,188	$ 1,494
Actuarial losses	7,971	11,554	(7,459)
Other movements	(7)	12	(66)
Ending balance	13,131	8,719
Defined benefit plan obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	103,545	91,856
Current service cost	1,435	1,186
Interest expense (income)	1,828	2,364
Actuarial losses	7,971	11,554
Benefit payments	(4,059)	(3,961)
Other movements	(444)	194
Currency translation differences	5,516	352
Ending balance	115,792	103,545	$ 91,856
Defined benefit plan obligation | Pension defined benefit plans | Funded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	93,727
Ending balance	$ 105,338	$ 93,727
Duration of defined benefit obligation	18 years	17 years
Defined benefit plan obligation | Pension defined benefit plans | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 4,793
Ending balance	$ 5,086	$ 4,793
Duration of defined benefit obligation	13 years	13 years
Defined benefit plan obligation | Other defined benefit plans | Unfunded pension plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 5,025
Ending balance	$ 5,368	$ 5,025
Duration of defined benefit obligation	15 years	14 years